Debt (Details) (USD $)	Dec. 31, 2014	May 14, 2014	Sep. 29, 2014
Debt
Debt outstanding, gross	$ 23,276,335,000
Fair value adjustments	1,300,000,000
Debt financing, net	24,568,509,000
Senior Debt Obligations
Debt
Debt financing, net	23,568,747,000
Secured debt financing
Debt
Debt outstanding, gross	7,600,000,000
Fair value adjustments	292,543,000
Debt financing, net	7,938,858,000
Secured debt financing | Export credit facilities, ECA and Ex-Im
Debt
Debt outstanding, gross	1,283,742,000
Secured debt financing | Senior secured notes issued August 2010
Debt
Debt outstanding, gross	2,550,000,000
Secured debt financing | Institutional term loans
Debt
Debt outstanding, gross	3,355,263,000
Secured debt financing | AeroTurbine Revolving Credit Facility
Debt
Debt outstanding, gross	302,142,000
Secured debt financing | Camden Facility, March 2012 term loan
Debt
Debt outstanding, gross	155,168,000
Unsecured debt financing
Debt
Debt outstanding, gross	14,600,000,000
Fair value adjustments	999,869,000
Debt financing, net	15,629,889,000
Unsecured debt financing | ILFC Legacy Notes - bonds and medium-term notes
Debt
Debt outstanding, gross	11,230,020,000
Unsecured debt financing | AerCapTrust & AerCap Ireland Capital Limited Notes
Debt
Debt outstanding, gross	3,400,000,000
Subordinated debt
Debt
Debt outstanding, gross	1,000,000,000
Fair value adjustments	(238,000)
Debt financing, net	999,762,000
AerCap Ireland Capital Limited | Unsecured debt financing | Joint debt issuance | Acquisition Notes
Unsecured debt
Face amount of debt		2,600,000,000
AerCap Ireland Capital Limited | Unsecured debt financing | Joint debt issuance | 5% senior notes due October 2021
Unsecured debt
Face amount of debt			$ 800,000,000